UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kacela Capital, LLC

Address:  65 East 55th Street, 26th Floor
          New York, New York 10022


13F File Number: 028-14244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven DiMartino
Title:  Chief Financial Officer
Phone:  212-634-6401


Signature, Place and Date of Signing:

/s/ Steven DiMartino             New York, New York             May 16, 2011
------------------------     ---------------------------    --------------------
     [Signature]                [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 126

Form 13F Information Table Value Total: 166,869
                                       (thousands)


List of Other Included Managers:

No.        Form 13F File Number            Name

(1)           028-14245                  Kacela Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                     VALUE    SHRS OR SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP    (X1000)  PRN AMT PRN CALL   DISCRETION     MANAGERS   SOLE   SHARED  NONE
ABERCROMBIE & FITCH CO        CL A              002896207    797     13,583 SH       SOLE                       13,583
ABERCROMBIE & FITCH CO        CL A              002896207  4,486     76,417 SH       SHARED-DEFINED    (1)      76,417
ABERCROMBIE & FITCH CO        CL A              002896207    792     13,500     PUT  SOLE                       13,500
ABERCROMBIE & FITCH CO        CL A              002896207  4,491     76,500     PUT  SHARED-DEFINED    (1)      76,500
AKAMAI TECHNOLOGIES INC       COM               00971T101    659     17,345 SH       SOLE                       17,345
AKAMAI TECHNOLOGIES INC       COM               00971T101  3,708     97,571 SH       SHARED-DEFINED    (1)      97,571
AMAZON COM INC                COM               023135106    378      2,100     PUT  SOLE                        2,100
AMAZON COM INC                COM               023135106  2,324     12,900     PUT  SHARED-DEFINED    (1)      12,900
AMAZON COM INC                COM               023135106    571      3,168 SH       SOLE                        3,168
AMAZON COM INC                COM               023135106  3,212     17,832 SH       SHARED-DEFINED    (1)      17,832
ARROW ELECTRS INC             COM               042735100    303      7,245 SH       SOLE                        7,245
ARROW ELECTRS INC             COM               042735100  1,707     40,755 SH       SHARED-DEFINED    (1)      40,755
AUTODESK INC                  COM               052769106    199      4,528 SH       SOLE                        4,528
AUTODESK INC                  COM               052769106  1,124     25,472 SH       SHARED-DEFINED    (1)      25,472
BRINKER INTL INC              COM               109641100    344     13,583 SH       SOLE                       13,583
BRINKER INTL INC              COM               109641100  1,933     76,417 SH       SHARED-DEFINED    (1)      76,417
CHEESECAKE FACTORY INC        COM               163072101    318     10,565 SH       SOLE                       10,565
CHEESECAKE FACTORY INC        COM               163072101  1,788     59,435 SH       SHARED-DEFINED    (1)      59,435
CIENA CORP                    COM NEW           171779309    686     26,445 SH       SOLE                       26,445
CIENA CORP                    COM NEW           171779309  3,859    148,748 SH       SHARED-DEFINED    (1)     148,748
COLLECTIVE BRANDS INC         COM               19421W100    482     22,340 SH       SOLE                       22,340
COLLECTIVE BRANDS INC         COM               19421W100  2,712    125,660 SH       SHARED-DEFINED    (1)     125,660
CONSOL ENERGY INC             COM               20854P109    308      5,736 SH       SOLE                        5,736
CONSOL ENERGY INC             COM               20854P109  1,730     32,264 SH       SHARED-DEFINED    (1)      32,264
COSTCO WHSL CORP NEW          COM               22160K105    381      5,203 SH       SOLE                        5,203
COSTCO WHSL CORP NEW          COM               22160K105  2,147     29,279 SH       SHARED-DEFINED    (1)      29,279
DOLLAR TREE INC               COM               256746108    536      9,644 SH       SOLE                        9,644
DOLLAR TREE INC               COM               256746108  3,012     54,254 SH       SHARED-DEFINED    (1)      54,254
DOVER CORP                    COM               260003108    695     10,565 SH       SOLE                       10,565
DOVER CORP                    COM               260003108  3,907     59,435 SH       SHARED-DEFINED    (1)      59,435
DU PONT E I DE NEMOURS & CO   COM               263534109    379      6,878 SH       SOLE                        6,878
DU PONT E I DE NEMOURS & CO   COM               263534109  2,127     38,702 SH       SHARED-DEFINED    (1)      38,702
FAIRCHILD SEMICONDUCTOR INTL  COM               303726103    371     20,376 SH       SOLE                       20,376
FAIRCHILD SEMICONDUCTOR INTL  COM               303726103  2,086    114,624 SH       SHARED-DEFINED    (1)     114,624
FEDEX CORP                    COM               31428X106    537      5,735 SH       SOLE                        5,735
FEDEX CORP                    COM               31428X106  3,018     32,265 SH       SHARED-DEFINED    (1)      32,265
FOSSIL INC                    COM               349882100    170      1,810 SH       SOLE                        1,810
FOSSIL INC                    COM               349882100    954     10,190 SH       SHARED-DEFINED    (1)      10,190
G-III APPAREL GROUP LTD       COM               36237H101     57      1,509 SH       SOLE                        1,509
G-III APPAREL GROUP LTD       COM               36237H101    319      8,491 SH       SHARED-DEFINED    (1)       8,491
HARMONIC INC                  COM               413160102    212     22,641 SH       SOLE                       22,641
HARMONIC INC                  COM               413160102  1,195    127,359 SH       SHARED-DEFINED    (1)     127,359
HIBBETT SPORTS INC            COM               428567101    352      9,811 SH       SOLE                        9,811
HIBBETT SPORTS INC            COM               428567101  1,976     55,189 SH       SHARED-DEFINED    (1)      55,189
HOME DEPOT INC                COM               437076102    616     16,602 SH       SOLE                       16,602
HOME DEPOT INC                COM               437076102  1,373     93,398 SH       SHARED-DEFINED    (1)      93,398
INFORMATICA CORP              COM               45666Q102    315      6,037 SH       SOLE                        6,037
INFORMATICA CORP              COM               45666Q102  1,773     33,963 SH       SHARED-DEFINED    (1)      33,963
INGERSOLL-RAND PLC            SHS               G47791101    132      2,717 SH       SOLE                        2,717
INGERSOLL-RAND PLC            SHS               G47791101    738     15,283 SH       SHARED-DEFINED    (1)      15,283
JOHNSON CTLS INC              COM               478366107    301      7,245 SH       SOLE                        7,245
JOHNSON CTLS INC              COM               478366107  1,694     40,755 SH       SHARED-DEFINED    (1)      40,755
JONES GROUP INC               COM               48020T101    363     26,415 SH       SOLE                       26,415
JONES GROUP INC               COM               48020T101  2,043    148,585 SH       SHARED-DEFINED    (1)     148,585
JPMORGAN CHASE & CO           COM               46625H100    731     15,848 SH       SOLE                       15,848
JPMORGAN CHASE & CO           COM               46625H100  4,110     89,152 SH       SHARED-DEFINED    (1)      89,152
LIMITED BRANDS INC            COM               532716107    704     21,424 SH       SOLE                       21,424
LIMITED BRANDS INC            COM               532716107  3,963    120,522 SH       SHARED-DEFINED    (1)     120,522
LIMITED BRANDS INC            COM               532716107    700     21,300     PUT  SOLE                       21,300
LIMITED BRANDS INC            COM               532716107  3,965    120,600     PUT  SHARED-DEFINED    (1)     120,600
NCR CORP NEW                  COM               62886E108    575     30,536 SH       SOLE                       30,536
NCR CORP NEW                  COM               62886E108  3,236    171,764 SH       SHARED-DEFINED    (1)     171,764
NORDSTROM INC                 COM               655664100    202      4,494 SH       SOLE                        4,494
NORDSTROM INC                 COM               655664100  1,134     25,276 SH       SHARED-DEFINED    (1)      25,276
O REILLY AUTOMOTIVE INC NEW   COM               67103H107    303      5,282 SH       SOLE                        5,282
O REILLY AUTOMOTIVE INC NEW   COM               67103H107  1,708     29,718 SH       SHARED-DEFINED    (1)      29,718
PACCAR INC                    COM               693718108    316      6,037 SH       SOLE                        6,037
PACCAR INC                    COM               693718108  1,778     33,963 SH       SHARED-DEFINED    (1)      33,963
PENNEY J C INC                COM               708160106    456     12,675 SH       SOLE                       12,675
PENNEY J C INC                COM               708160106  2,560     71,302 SH       SHARED-DEFINED    (1)      71,302
PENNEY J C INC                COM               708160106    452     12,600     PUT  SOLE                       12,600
PENNEY J C INC                COM               708160106  2,560     71,300     PUT  SHARED-DEFINED    (1)      71,300
PNC FINL SVCS GROUP INC       COM               693475105    304      4,829 SH       SOLE                        4,829
PNC FINL SVCS GROUP INC       COM               693475105  1,712     27,171 SH       SHARED-DEFINED    (1)      27,171
PROSHARES TR                  PSHS CONSMR SVCS  74347R636    236     12,122 SH       SOLE                       12,122
PROSHARES TR                  PSHS CONSMR SVCS  74347R636  1,333     68,328 SH       SHARED-DEFINED    (1)      68,328
PROSHARES TR                  PSHS SH MDCAP400  74347R800    279      9,262 SH       SOLE                        9,262
PROSHARES TR                  PSHS SH MDCAP400  74347R800  1,569     52,108 SH       SHARED-DEFINED    (1)      52,108
PROSHARES TR                  PSHS SHORT DOW30  74347R701    181      4,377 SH       SOLE                        4,377
PROSHARES TR                  PSHS SHORT DOW30  74347R701  1,014     24,623 SH       SHARED-DEFINED    (1)      24,623
PROSHARES TR                  PSHS SHTRUSS2000  74347R826    300     10,185 SH       SOLE                       10,185
PROSHARES TR                  PSHS SHTRUSS2000  74347R826  1,687     57,295 SH       SHARED-DEFINED    (1)      57,295
PROSHARES TR                  PSHS ULSHRUS2000  74348A202    241      5,755 SH       SOLE                        5,755
PROSHARES TR                  PSHS ULSHRUS2000  74348A202  1,352     32,379 SH       SHARED-DEFINED    (1)      32,379
PROSHARES TR                  PSHS ULT MCAP400  74347R404    262      6,719 SH       SOLE                        6,719
PROSHARES TR                  PSHS ULT MCAP400  74347R800  1,476     37,799 SH       SHARED-DEFINED    (1)      37,799
PROSHARES TR                  PSHS ULT S&P 500  74347R107    362     17,300 SH       SOLE                       17,300
PROSHARES TR                  PSHS ULT S&P 500  74347R107  2,036     97,320 SH       SHARED-DEFINED    (1)      97,320
PROSHARES TR                  PSHS ULTRA DOW30  74347R305    364     20,369 SH       SOLE                       20,369
PROSHARES TR                  PSHS ULTRA DOW30  74347R305  2,045    114,581 SH       SHARED-DEFINED    (1)     114,581
PROSHARES TR                  PSHS ULTSHRT QQQ  74347X237    163      3,186 SH       SOLE                        3,186
PROSHARES TR                  PSHS ULTSHRT QQQ  74347X237    913     17,919 SH       SHARED-DEFINED    (1)      17,919
QUALCOMM INC                  COM               747525103    579     10,565 SH       SOLE                       10,565
QUALCOMM INC                  COM               747525103  3,259     59,435 SH       SHARED-DEFINED    (1)      59,435
QUALCOMM INC                  COM               747525103    576     10,500     PUT  SOLE                       10,500
QUALLCOMM INC                 COM               747525103  3,262     59,500     PUT  SHARED-DEFINED    (1)      59,500
RED ROBIN GOURMET BURGERS     COM               75689M101    304     11,320 SH       SOLE                       11,320
RED ROBIN GOURMET BURGERS     COM               75689M101  1,713     63,680 SH       SHARED-DEFINED    (1)      63,680
RIVERBED TECHNOLOGY INC       COM               768573107    369      9,811 SH       SOLE                        9,811
RIVERBED TECHNOLOGY INC       COM               768573107  2,078     55,189 SH       SHARED-DEFINED    (1)      55,189
ROYAL CARIBBEAN CRUISES LTD   COM               V7780T103    311      7,546 SH       SOLE                        7,546
ROYAL CARIBBEAN CRUISES LTD   COM               V7780T103  1,752     42,454 SH       SHARED-DEFINED    (1)      42,454
SAKS INC                      COM               79377W108    307     27,170 SH       SOLE                       27,170
SAKS INC                      COM               79377W108  1,729    152,830 SH       SHARED-DEFINED    (1)     152,830
SCHLUMBERGER LTD              COM               806857108    352      3,772 SH       SOLE                        3,772
SCHLUMBERGER LTD              COM               806857108  1,980     21,228 SH       SHARED-DEFINED    (1)      21,228
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401    490      8,423 SH       SOLE                        8,423
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401  2,754     47,386 SH       SHARED-DEFINED    (1)      47,386
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401    482      8,300     PUT  SOLE                        8,300
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401  2,761     47,500     PUT  SHARED-DEFINED    (1)      47,500
STATE STR CORP                COM               857477103    339      7,546 SH       SOLE                        7,546
STATE STR CORP                COM               857477103  1,908     42,454 SH       SHARED-DEFINED    (1)      42,454
TRACTOR SUPPLY CO             COM               892356106    767     12,820 SH       SOLE                       12,820
TRACTOR SUPPLY CO             COM               892356106  4,321     72,180 SH       SHARED-DEFINED    (1)      72,180
UNITED STATES STL CORP NEW    COM               912909108    341      6,338 SH       SOLE                        6,338
UNITED STATES STL CORP NEW    COM               912909108  1,924     35,662 SH       SHARED-DEFINED    (1)      35,662
VERIFONE SYS INC              COM               92342Y109    545      9,921 SH       SOLE                        9,921
VERIFONE SYS INC              COM               92342Y109  3,067     55,810 SH       SHARED-DEFINED    (1)      55,810
WALTER ENERGY INC             COM               93317Q105    123        907 SH       SOLE                          907
WALTER ENERGY INC             COM               93317Q105    690      5,093 SH       SHARED-DEFINED    (1)       5,093
WARNACO GROUP INC             COM NEW           934390402    373      6,534 SH       SOLE                        6,534
WARNACO GROUP INC             COM NEW           934390402  2,103     36,766 SH       SHARED-DEFINED    (1)      36,766
WYNN RESORTS LTD              COM               983134107    646      5,085 SH       SOLE                        5,085
WYNN RESORTS LTD              COM               983134107  3,638     28,608 SH       SHARED-DEFINED    (1)      28,608
ZUMIEZ INC                    COM               989817101    159      6,037 SH       SOLE                        6,037
ZUMIEZ INC                    COM               989817101    898     33,963 SH       SHARED-DEFINED    (1)      33,963

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